Trade and other current payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Trade and other current payables	$ 306,655,558	$ 303,380,168
Trade and other non-current payables	26,550	12,413
Trade Accounts Payable Witholdings	55,965,962	52,071,225
Trade Accounts Payable Witholdings Non Current	0	0
Suppliers [Member]
Statement [Line Items]
Trade and other current payables	248,608,507	247,335,760
Trade and other non-current payables	0	0
Notes payable [Member]
Statement [Line Items]
Trade and other current payables	2,081,089	3,973,183
Trade and other non-current payables	26,550	12,413
Trade an other current payables [Member]
Statement [Line Items]
Trade and other current payables	250,689,596	251,308,943
Trade and other non-current payables	26,550	12,413
Withholdings payable [Member]
Statement [Line Items]
Trade and other current payables	55,965,962	52,071,225
Trade and other non-current payables	0	0
Total trade and other current payables [Member]
Statement [Line Items]
Trade and other current payables	306,655,558	303,380,168
Trade and other non-current payables	$ 0	$ 12,413